Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Disclosure of transactions between related parties [Table Text Block]
	2025	2024	2023
Consulting and management fees	$750,766	$654,919	$657,390
Share-based compensation expense	$-	$-	$1,044,397